Summary of Operating Results Reflected as Discontinued Operations (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale before income taxes			$ 44		$ 466
Income from discontinued operations, net of taxes	$ 28	$ 21	34	$ 122	551		$ 43
Vaccines Franchise
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales		54	1	267	301	$ 292	254
Income (loss) from discontinued operations before income taxes, excluding gain on sale		23	(4)	138	150	3	51
Gain on sale before income taxes	34		44		466
Income tax expense	(6)	(2)	(6)	(16)	(65)	$ (3)	(8)
Income from discontinued operations, net of taxes	$ 28	$ 21	$ 34	$ 122	$ 551		$ 43